SCHEDULE OF DISAGGREGATES OF REVENUE (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Total	$ 35,399,312	¥ 252,007,702	¥ 173,650,559	¥ 119,084,483
Engineering Solutions of Intelligent Projects [Member]
Disaggregation of Revenue [Line Items]
Total	33,740,957	240,201,874	161,493,007	105,468,974
Operation and Maintenance of Intelligent Projects [Member]
Disaggregation of Revenue [Line Items]
Total	1,264,298	9,000,537	10,330,920	12,235,902
Sales of Equipment and Materials of Intelligent Systems [Member]
Disaggregation of Revenue [Line Items]
Total	$ 394,057	¥ 2,805,291	¥ 1,826,632	¥ 1,379,607